Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, shares authorized	220,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Common stock voting	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Ordinary shares, shares outstanding	17,264,702	34,500,000